Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	BIG TREE CLOUD HOLDINGS LIMITED
Entity Central Index Key	0001999297
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-42114
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building B4
Entity Address, Address Line Two	Qianhai Shengang Fund Town
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Class A ordinary shares, par value US$0.002 per share
Document Information [Line Items]
Trading Symbol	DSY
Title of 12(b) Security	Class A ordinary shares, par value US$0.002 per share
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares
Document Information [Line Items]
Trading Symbol	DSYWW
Title of 12(b) Security	Warrants to purchase Class A ordinary shares
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,251,873
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,500,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Wenquan Zhu
Contact Personnel Email Address	zhuwenquan@bigtreeclouds.com
Entity Address, Address Line One	Building B4
Entity Address, Address Line Two	Qianhai Shengang Fund Town
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
City Area Code	+86
Local Phone Number	0755 2759-5623